Vanguard Emerging Markets Select Stock Fund
Supplement Dated December 9, 2021, to the Prospectus and Summary Prospectus Dated February 26, 2021
Important Change to Vanguard Emerging Markets Select Stock Fund (the Fund)

Effective immediately, as part of an internal corporate reorganization, Oaktree Capital Management, L.P. (Oaktree Capital) has transferred its portion of advisory services of the Fund to Oaktree Fund Advisors, LLC (Oaktree Fund Advisors). All references to Oaktree Capital in the Prospectus and Summary Prospectus are hereby deleted in their entirety and replaced with references to Oaktree Fund Advisors.
The Fund’s investment objective, strategies, and policies remain unchanged.

© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.PS 752B 122021

Vanguard Trustees’ Equity Fund

Supplement Dated December 9, 2021, to the Statement of Additional Information Dated February 26, 2021
Important Change to Vanguard Emerging Markets Select Stock Fund (the Fund)
Effective immediately, as part of an internal corporate reorganization, Oaktree Capital Management, L.P. (Oaktree Capital) has transferred its portion of advisory services of the Fund to Oaktree Fund Advisors, LLC (Oaktree Fund Advisors). All references to Oaktree Capital in the Statement of Additional Information are hereby deleted in their entirety and replaced with references to Oaktree Fund Advisors.
The Fund’s investment objective, strategies, and policies remain unchanged.
© 2021 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SAI 046C 122021